Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 11 — Commitments and Contingencies

Operating and Finance Leases

As of September 30, 2025, the Company has lease agreements for the corporate headquarters and laboratory space.

The balances of the operating and finance lease related accounts as of September 30, 2025 and December 31, 2024 are as follows (in thousands):

	September 30, 2025	December 31, 2024
Operating and Finance leases
Right-of-use assets	$463	$600
Operating lease liabilities – Short-term	$228	$169
Operating lease liabilities – Long-term	$329	$502
Finance lease liabilities – Short-term	$19	$17
Finance lease liabilities – Long-term	$3	$18

The short-term lease liabilities and the long-term lease liabilities are included in other current liabilities and other noncurrent liabilities, respectively, on the Company’s condensed consolidated balance sheets.

The components of lease expense and supplemental cash flow information as of and for the three and nine months ended September 30, 2025 and 2024 are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Lease Cost:
Operating lease cost	$55	$57	$171	$182

Other Information:
Cash paid for amounts included in the measurement of lease liabilities for the year ended	$72	$68	$240	$195
Weighted average remaining lease term – operating leases (in years)	2.3	3.3	2.3	3.3
Average discount rate – operating leases	10.00%	10.00%	10.00%	10.00%
Weighted average remaining lease term – financing leases (in years)	1.2	2.2	1.2	2.2
Average discount rate – financing leases	15.08%	15.08%	15.08%	15.08%

Future minimum lease payments for the operating and finance leases are as follows as of September 30, 2025 (in thousands):

2025 remaining	$71
2026	290
2027	280
Total lease payments	641
Less: Interest	(62)
Total lease liabilities	$579

Litigation

From time to time, the Company may become involved in various litigation and administrative proceedings relating to claims arising from its operations in the normal course of business. Management is not currently aware of any matters that may have a material adverse impact on the Company’s business, financial position, results of operations or cash flows.

Indemnification

The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third party with respect to its technology. The term of these indemnification agreements is generally perpetual after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future but have not yet been made. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements.

The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.

No amounts associated with such indemnifications have been recorded as of September 30, 2025.

Non-cancelable Obligations

One of the Company’s contract manufacturers purchased raw materials for the benefit of the Company of $0.3 million at September 30, 2025 for which title to such materials had not transferred to the Company. The Company did not have any other non-cancelable contractual commitments as of September 30, 2025.

Royalty Commitments

The Company is required to make certain usage-based royalty payments to a vendor. The royalty amount is calculated based on the number of Evie Rings shipped, as adjusted for returns and refunds to customers, and the number of specified algorithms developed by the vendor that are included on the Evie Rings. The maximum amount of the royalty commitment is approximately $6.1 million, and the amount of the research and development expenses paid to the vendor will reduce the total royalty commitment amount. Through September 30, 2025, the Company has paid research and development expenses of approximately $0.9 million to the vendor. The amount of the royalty calculation for the three and nine months ended September 30, 2025 and 2024 was not significant.

Note 10 — Commitments and Contingencies

Operating Leases

As of December 31, 2024, the Company has lease agreements for the Corporate headquarters and laboratory space.

On June 19, 2024, the Company executed the third amendment to the original corporate office and facilities lease. The purpose of the amendment was to extend the lease term of the facilities consisting of (i) 5,798 square feet and (ii) 1,890 rentable square feet within the building located at 6800 Koll Center Parkway, Pleasanton, CA. The extended lease term commences on October 1, 2024 and ends on December 31, 2027 with one option to extend the lease for three years. The monthly base rent will be approximately $20,000, with a rent abatement for the first three months of the lease term.

The lease amendment was accounted for as a lease modification. The right-of-use asset and operating lease liability for the existing premises were remeasured at the modification date, which resulted in an increase of $0.5 million to both the right-of-use asset and operating lease liabilities.

Finance Lease

On November 22, 2023, the Company executed a lease agreement for equipment. The lease term is 36 months, and the monthly payment is approximately $1,700. The lease agreement has a bargain purchase option at the end of the lease term.

The balances of the lease related accounts as of December 31, 2024 and 2023 are as follows (in thousands):

Operating and Finance leases	As of December 31,
	2024	2023
Right-of-use assets	$600	$247
Operating lease liabilities – Short-term	$169	$203
Operating lease liabilities – Long-term	$502	$15
Finance lease liabilities – Short-term	$17	$14
Finance lease liabilities – Long-term	$18	$35

Right-of-use assets are included in other assets on the consolidated balance sheets. The short-term lease liabilities and the long-term lease liabilities are included in other current liabilities and other noncurrent liabilities, respectively, on the consolidated balance sheets.

The components of lease expense and supplemental cash flow information as of and for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Lease Cost:
Operating lease cost	$238	$261

Other Information:
Cash paid for amounts included in the measurement of lease liabilities for the year ended	$268	$243
Weighted average remaining lease term – operating leases (in years)	3.00	0.90
Average discount rate – operating leases	10.00%	10.00%
Weighted average remaining lease term – financing leases (in years)	2.10	3.00
Average discount rate – financing leases	15.08%	15.08%

Future minimum lease payments are as follows as of December 31, 2024 (in thousands):

2025	$284
2026	290
2027	280
Total lease payments	854
Less: Interest	(147)
Total lease liabilities	$707

Litigation

From time to time, the Company may become involved in various litigation and administrative proceedings relating to claims arising from its operations in the normal course of business. Management is not currently aware of any matters that may have a material adverse impact on the Company’s business, financial position, results of operations or cash flows.

Indemnification

The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third party with respect to its technology. The term of these indemnification agreements is generally perpetual after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future but have not yet been made. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements.

The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.

No amounts associated with such indemnifications have been recorded as of December 31, 2024.

Non-cancelable Obligations

One of the Company’s contract manufacturers purchased raw materials for the benefit of the Company of $0.2 million at December 31, 2024 for which title to such materials had not transferred to the Company. The Company did not have any other non-cancelable contractual commitments as of December 31, 2024.

Royalty Commitments

The Company is required to make certain usage-based royalty payments to a vendor. The royalty amount is calculated based on the number of Evie Rings shipped, as adjusted for returns and refunds to customers, and the number of specified algorithms developed by the vendor that are included on the Evie Rings. The maximum amount of the royalty commitment is approximately $6.1 million, and the amount of the research and development expenses paid to the vendor will reduce the total royalty commitment amount. Through December 31, 2024, the Company has paid research and development expenses of approximately $0.7 million to the vendor. The amount of the royalty calculation for the years ended December 31, 2024 and 2023 was not significant.